S-K 1603(b) Conflicts of Interest	Jan. 29, 2026
SPAC Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and our search for a business combination and their other businesses. We do not intend to have any full-time employees prior to the completion of our initial business combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

Sponsor and Members [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination, including the fact that they may lose their entire investment in us, except to the extent they are entitled to redeem any public shares they acquire or receive distributions on the founder shares from assets outside the trust account, if our initial business combination is not completed, except to the extent they are entitled to redeem any public shares they acquire or receive liquidating distributions from assets outside the trust account or are entitled to receive liquidating distributions from the trust account in the event they choose to purchase public shares. Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Upon the closing of this offering, assuming the underwriters’ overallotment option is not exercised, our sponsor will (assuming no exercise of the overallotment option) have invested in us an aggregate of $2,950,000, comprised of the $25,000 purchase price for the founder shares (or approximately $0.005 per share) and the $2,925,000 purchase price for the private placement units (or $10.00 per unit). Accordingly, our management team may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our sponsor had paid the same per share price for the founder shares as our public shareholders paid for their public shares in this offering or if our sponsor were required to pay cash to exercise the private placement units, as our sponsor and members of our management team would likely not receive any financial benefit unless we consummated such business combination. These interests of our executive officers and directors may affect the consideration paid, terms, conditions and timing relating to a business combination in a way that conflicts with the interests of our public shareholders.
Initial Shareholders [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our initial shareholders purchased founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our sponsor, officers and directors have entered into a letter agreement with us, pursuant to which they have agreed to waive their redemption rights with respect to their founder shares, private placement shares and public shares in connection with the completion of our initial business combination. Additionally, our sponsor, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares and private placement shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and the securities comprising such units) will expire worthless. Furthermore, our sponsor, officers and directors have agreed not to transfer, assign or sell any of their founder shares until the earlier to occur of: (i) six months after the completion of our initial business combination or (ii) subsequent to our initial business combination, (A) the date on which the last reported sale price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share sub-divisions, share dividends, reorganizations, recapitalizations and other similar transactions) for any 20 trading days within any 30-trading day period after completion of our initial business combination, or (B) the date on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property. The private placement units (including the private placement shares and the ordinary shares issuable upon exercise of the private placement warrants) will not be transferable until the completion of our initial business combination. Because each of our officers and director nominees will own ordinary shares or warrants directly or indirectly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
Target Company Officers and Directors [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
Non-repayment of Loans to Sponsors or Members of Management [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	In the event our sponsor or members of our management team provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination. Upon the consummation of our initial business combination, we will repay up to an aggregate of $300,000 in loans made to us by our sponsor to cover offering-related and organizational expenses. Additionally, up to $1,500,000 of working capital loans made to us by the sponsor may be convertible into private placement units of the post-business combination entity at a price of $10.00 per unit at the option of the lender, no earlier than 60 days after the offering. Such units would be identical to the private placement units. Except for the foregoing, the terms of such working capital loans, if any, have not been determined and no written agreements exist with respect to such loans.
Fees to Sponsors and Members of Management [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	We may engage Clear Street, the representatives of the underwriters in this offering, as our lead financial advisor or otherwise in connection with our initial business combination and certain other transactions and pay such entities a fee in an amount that constitutes a market standard for comparable transactions; the terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.
Sponsor for Office Space, Utilities and Secretarial and Administrative [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	We will reimburse our sponsor for office space, utilities and secretarial and administrative support made available to us by our sponsor, in an amount equal to $10,000 per month.
Out-of-Pocket Expenses to Identifying, Investigating, Negotiating and Completing for Sponsor [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]	We will reimburse the sponsor for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination.
Shared ownership of Business Combination [Member]
SPAC Sponsor, Conflict of Interest [Line Items]
Conflict of Interest, Description [Text Block]

•        We may engage Clear Street, the representatives of the underwriters in this offering, as our lead financial advisors in connection with our initial business combination and/or placement agents for any securities offering to occur concurrently with our initial business combination and pay such affiliate a customary financial advisory and/or placement agent fee in an amount that constitutes a market standard financial advisory or placement agent fee for comparable transactions. Furthermore, we may acquire a target company that has engaged Clear Street, as a financial advisor. Pursuant to any such engagement, the affiliate may earn its fee upon closing of the initial business combination. The payment of such fee would likely be conditioned upon the completion of the initial business combination. The terms of such engagement, if any, have not been determined and no written agreements exist with respect to such engagement.